SHARE OPTIONS - Details of Share Options Granted (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Additional disclosures
Share-based compensation expense	$ 345,000	$ 415,000	$ 340,000
2008 Plan | Employee Stock Option
Options Number
Outstanding (in shares)	6,842,494	5,734,080
Exercisable (in shares)	4,562,494
Expected to vest (in shares)	2,280,000
Weighted-average exercise price per option
Outstanding (in dollars per share)	$ 0.34	$ 0.36
Exercisable (in dollars per share)	0.35
Expected to vest (in dollars per share)	$ 0.33
Weighted-average remaining contractual life (years)
Outstanding	7 years 5 months 23 days
Exercisable	6 years 5 months 23 days
Expected to vest (in years)	9 years 5 months 19 days
Average intrinsic value
Outstanding (in dollars)	$ 0
Exercisable (in dollars)	0
Expected to vest (in dollars)	0
Additional disclosures
Total intrinsic value of options exercised	$ 2,000	$ 0	$ 0
Weighted average grant date fair value of options (in dollars per share)	$ 0.04	$ 0.21	$ 0.12
Share-based compensation expense	$ 87,000	$ 281,000	$ 154,000
Unrecognized compensation cost	$ 0